OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 30, 2007

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Advisor Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective November 19, 2007, all references to “Old Mutual Emerging Growth Fund” are hereby changed to “Old Mutual Developing Growth Fund.”

New Investment Sub-Advisory Arrangement

On October 29, 2007, shareholders of Old Mutual Emerging Growth Fund (the “Fund”) approved an investment advisory agreement which results in Ashfield Capital Partners, LLC (“Ashfield”) becoming an additional sub-adviser to the Fund. Ashfield will commence portfolio management duties on or around November 12, 2007.

The following is added after the section entitled “Ashfield’s Investment Strategies – Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds” on page 124 of the Prospectus:

Ashfield’s Investment Strategies – Old Mutual Emerging Growth Fund

Ashfield relies on a team-based approach to implement its investment strategy. Ashfield screens the small cap investment universe for companies with desired financial characteristics, including size and liquidity, growth characteristics, and valuation. By this method, the initial universe is efficiently narrowed down to a smaller universe of stocks. This screened universe is then ranked by earnings criteria, which narrows the universe further to high quality growth companies with high success factors. This screen and rank process efficiently identifies, for further fundamental research, a select universe of companies with a high probability of achieving above average returns. Fundamental research focuses on identifying those investments that improve the risk/return characteristics of the portfolio. A qualitative assessment of the company’s characteristics and growth prospects, as well as an analysis of the company’s income statement, balance sheet and accounting practices and concentrates on the following:

•	Assess uniqueness of company, market share and global positioning
•	Identify growth drivers and determine if catalysts exist for sustainable, above-average earnings growth
•	Analyze revenue and earnings growth rates, margin trends, ROEs and tax rates
•	Analyze financial statements, including forensic accounting review
•	Review valuation versus peer group

The following replaces information related to Ashfield under the section entitled “The Sub-Advisors” on page 131 of the Prospectus in its entirety:

Ashfield, a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111, is a Sub-Advisor for the Old Mutual Emerging Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, and Old Mutual Select Growth Fund. Ashfield is an affiliate of Old Mutual Capital and is majority-owned by OMUSH, which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm. Ashfield was appointed Sub-Advisor to the Funds effective February 10, 2007 (approved by shareholders October 29, 2007 for Old Mutual Emerging Growth Fund). Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public fund, multi-employer pension plans, endowments and foundations. Ashfield managed approximately $3.5 billion in assets as of March 31, 2007.

The following is added to the section entitled “The Portfolio Managers” following the heading “Emerging Growth Fund” on page 137 of the Prospectus:

Ashfield

J. Stephen Thornborrow (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Bradley J. Fretz (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Peter A. Johnson (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

________________________________________________________________

Distributor: Old Mutual Investment Partners, Member NASD, SIPC

R-07-190 10/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 30, 2007

This Supplement updates certain information contained in the currently effective Class Z, Advisor Class, Institutional Class and Class R Shares Prospectus of Old Mutual Advisor Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective November 19, 2007, all references to “Old Mutual Emerging Growth Fund” are hereby changed to “Old Mutual Developing Growth Fund.”

New Investment Sub-Advisory Arrangement

On October 29, 2007, shareholders of Old Mutual Emerging Growth Fund (the “Fund”) approved an investment advisory agreement which results in Ashfield Capital Partners, LLC (“Ashfield”) becoming an additional sub-adviser to the Fund. Ashfield will commence portfolio management duties on or around November 12, 2007.

The following is added after the section entitled “Ashfield’s Investment Strategies – Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds” on page 142 of the Prospectus:

Ashfield’s Investment Strategies – Old Mutual Emerging Growth Fund

Ashfield relies on a team-based approach to implement its investment strategy. Ashfield screens the small cap investment universe for companies with desired financial characteristics, including size and liquidity, growth characteristics, and valuation. By this method, the initial universe is efficiently narrowed down to a smaller universe of stocks. This screened universe is then ranked by earnings criteria, which narrows the universe further to high quality growth companies with high success factors. This screen and rank process efficiently identifies, for further fundamental research, a select universe of companies with a high probability of achieving above average returns. Fundamental research focuses on identifying those investments that improve the risk/return characteristics of the portfolio. A qualitative assessment of the company’s characteristics and growth prospects, as well as an analysis of the company’s income statement, balance sheet and accounting practices and concentrates on the following:

•	Assess uniqueness of company, market share and global positioning
•	Identify growth drivers and determine if catalysts exist for sustainable, above-average earnings growth
•	Analyze revenue and earnings growth rates, margin trends, ROEs and tax rates
•	Analyze financial statements, including forensic accounting review
•	Review valuation versus peer group

The following replaces information related to Ashfield under the section entitled “The Sub-Advisors” on page 149 of the Prospectus in its entirety:

Ashfield, a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111, is a Sub-Advisor for the Old Mutual Emerging Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, and Old Mutual Select Growth Fund. Ashfield is an affiliate of Old Mutual Capital and is majority-owned by OMUSH, which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm. Ashfield was appointed Sub-Advisor to the Funds effective February 10, 2007 (approved by shareholders October 29, 2007 for Old Mutual Emerging Growth Fund). Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public fund, multi-employer pension plans, endowments and foundations. Ashfield managed approximately $3.5 billion in assets as of March 31, 2007.

The following is added to the section entitled “The Portfolio Managers” following the heading “Emerging Growth Fund” on page 156 of the Prospectus:

Ashfield

J. Stephen Thornborrow (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Bradley J. Fretz (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Peter A. Johnson (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

________________________________________________________________

Distributor: Old Mutual Investment Partners, Member NASD, SIPC

R-07-189 10/2007